Other account payables and accrued expenses (Schedule of Other Payable and Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ 23,645	$ 15,471
Accrued employee and government authorities	16,649	12,283
Tax withholding in connection with employees' exercises of share options and vested RSUs	2,348	11,335
Contingent consideration	1,600	1,220
Other	18	87
Total	$ 44,260	$ 40,396